UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment  [   ];  Amendment Number:
              This Amendment (check one): [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CWH Associates, Inc.
Address:    200 Park Avenue
            Suite 3900
            New York, NY 10166

Form 13F File Number 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Andrew Abrams
Title:      Chief Operating Officer
Phone:      (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams           New York, NY                  08/07/02
(Signature)             (City, State)                 (Date)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.